Leases - Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lease expense	$ 16,812	$ 21,115	$ 33,043	$ 43,457
Drybulk Vessel Operations [Member]
Lease expense	15,514	19,252	30,522	39,850
Logistics Business [Member]
Lease expense	1,298	1,863	2,521	3,607
Chartered-in vessels [Member]
Lease expense	16,527	20,882	32,543	43,018
Chartered-in vessels [Member] | Drybulk Vessel Operations [Member]
Lease expense	15,514	19,252	30,522	39,850
Chartered-in vessels [Member] | Logistics Business [Member]
Lease expense	1,013	1,630	2,021	3,168
Land [Member]
Lease expense	165	142	309	282
Land [Member] | Logistics Business [Member]
Lease expense	165	142	309	282
Building [Member]
Lease expense	120	91	191	157
Building [Member] | Logistics Business [Member]
Lease expense	$ 120	$ 91	$ 191	$ 157